Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Product Warranty Expense	$ 200			$ 200
Indemnification Under Technical Issues			$ 800
Accrued Income Taxes, Noncurrent	2,452			2,452		$ 2,228
Proceeds From Indemnifications of Additional Warrant Costs				1,100
Indonesian Corporate Income Tax [Member]
Accrued Income Taxes, Noncurrent	2,400			$ 2,400		2,200
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement	300	$ 300	800		$ 1,000	2,400
Hoegh Gallant [Member]
Indemnification Under the Omnibus Agreement			$ 900
Indemnification Under Technical Issues					$ 300	$ 1,400
Indemnification Of Other Costs Relating To Commencement Of Services	$ 100